Equity Method Investments (Summarized Income Statement) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Equity Method Investments [Abstract]
R&D expenses for the year/period	$ 185.3	$ 141.2	$ 36.0
Net loss for the year/period	$ 216.3	$ 173.6	$ 47.0